Income Taxes - Summary of Domestic and Foreign Components of Loss Before Income Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
U.S.	$ 11,297	$ 5,868	$ 3,633
Non-U.S.	41,230	51,589	68,095
Loss before income tax benefit	$ 52,527	$ 57,457	$ 71,728